ACQUISITIONS AND DISPOSALS (Schedule of Gain Realized on Disposal) (Details) ¥ in Thousands			12 Months Ended
	Jul. 24, 2015 CNY (¥)	Dec. 18, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Major line items constituting pretax profit of discontinued operations:
Gain on disposal of discontinued operation					¥ 16,381	¥ 38,487
CAH and WHT [Member]
Major line items constituting pretax profit of discontinued operations:
Consideration		¥ 397,923
Disposition of net assets		359,436
Gain on disposal of discontinued operation		¥ 38,487
JWYK [Member]
Major line items constituting pretax profit of discontinued operations:
Consideration	¥ 22,160
Disposition of net assets	5,779
Gain on disposal of discontinued operation	¥ 16,381